February 25, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for HT Insight Funds, Inc.
    File No.   33-17957

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:

                HT Insight Funds, Inc. d/b/a Harris Insight Funds
                60 State Street, Suite 1300
                Boston, MA 02109

2.  Name of each series or class of funds for which this notice is filed:

    Government Money Market Fund
    Money Market Fund
    Tax-Exempt Money Market Fund
    Convertible Fund
    Equity Fund
    Short/Intermediate Bond Fund
    Hemisphere Free Trade Fund

3.  Investment Company Act File Number:    811-5366
    Securities Act File Number:   33-17957

4.  Last day of fiscal year for which this notice is filed:   12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                  [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                           Number            Amount
    Convertible Fund                     1,690,512        $14,799,565

8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                             Number            Amount
    Government Money Market Fund          1,392,328,094     $1,392,328,094
    Money Market Fund                     3,220,089,823      3,220,089,823
    Tax-Exempt Money Market Fund          1,355,714,856      1,355,714,856
    Convertible Fund                             13,417            136,902
    Equity Fund                              42,512,841        648,559,036
    Short/Intermediate Bond Fund             32,048,083        327,730,719
    Hemisphere Free Trade Fund                1,012,289         10,126,143
    Total                                 6,043,719,403     $6,954,685,573

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             Number            Amount
    Government Money Market Fund          1,392,328,094     $1,392,328,094
    Money Market Fund                     3,135,046,680      3,211,585,480
    Tax-Exempt Money Market Fund          1,352,195,817      1,352,195,817
    Convertible Fund                            None                None
    Equity Fund                              42,397,506        646,799,516
    Short/Intermediate Bond Fund             31,962,053        326,850,959
    Hemisphere Free Trade Fund                1,012,289         10,126,143
    Total                                 5,954,942,439     $6,939,886,009

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                             Number            Amount
    Government Money Market Fund            4,856,812       $ 4,856,812
    Money Market Fund                      12,739,780        12,739,780
    Tax-Exempt Money Market Fund            3,507,096         3,507,096
    Convertible Fund                            3,160            31,832
    Equity Fund                               714,130        10,786,314
    Short/Intermediate Bond Fund              180,107         1,819,585
    Hemisphere Free Trade Fund                 None              None
    Total                                  22,001,085       $33,741,219

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $6,939,886,009


    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +   33,741,219

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -5,813,097,274

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                             +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $1,160,529,954

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                             /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $ 351,675.74

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [ X ]

Date of mailing or wire transfer of filing fees to the Commission's
lockbox depository:   2/21/97


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Richard W. Ingram
        Richard W. Ingram
        President and Treasurer

Date:   February 25, 1997




February 24, 1997

HT Insight Funds, Inc.
60 State Street, #1300
Boston, Massachusetts  02109

Ladies and Gentlemen:

                           Rule 24f-2 Notice

We have represented HT Insight Funds, Inc., a Maryland corporation (Company), in connection with the filing with the Securities and Exchange Commission of the Company's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 pursuant to Rule 24f-2 under the Investment Company Act of 1940 (Rule 24f-2). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the articles of incorporation and bylaws of the Company and resolutions of its board of directors authorizing the issuance of shares.

Based upon the foregoing examination, we are of the opinion that the following shares of capital stock, $.001 par value, of the Company sold during the 1996 fiscal year in reliance upon registration pursuant to rule 24f-2 were legally issued, fully paid and nonassessable:

                                                  Shares Sold Pursuant
                                                     to Rule 24f-2

Harris Insight Government Money Market Fund           1,392,328,094
Harris Insight Money Market Fund                      3,135,046,680
Harris Insight Tax-Exempt Money Market Fund           1,352,195,817
Harris Insight Convertible Fund                              ---
Harris Insight Equity Fund                               42,397,506
Harris Insight Short/Intermediate Bond Fund              31,962,053
Harris Insight Hemisphere Free Trade Fund                 1,012,289

We consent to the filing of this opinion with the Company's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,


/s/Bell, Boyd & Lloyd
Bell, Boyd & Lloyd